Cryptocurrencies - Schedule of Details of Cryptocurrencies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Details of Cryptocurrencies [Line Items]
Beginning balances		$ 77,537	$ 15,371	$ 2,175
Ending balances		83,077	77,537	15,371
Other than USD Coin [Member]
Schedule of Details of Cryptocurrencies [Line Items]
Beginning balances		77,535	15,336	2,086
Ending balances		83,075	77,535	15,336
Cost [Member]
Schedule of Details of Cryptocurrencies [Line Items]
Beginning balances		78,479	15,377	2,179
Additions		596,742	311,966	310,265
Disposals and payments		(374,429)	(248,864)	(297,067)
Transfer for collateral	[1]	(213,021)
Ending balances		87,771	78,479	15,377
Cost [Member] | Other than USD Coin [Member]
Schedule of Details of Cryptocurrencies [Line Items]
Beginning balances		78,477	15,342	2,090
Additions		569,626	307,661	302,621
Disposals and payments		(347,313)	(244,526)	(289,369)
Transfer for collateral	[1]	(213,021)
Ending balances		87,769	78,477	15,342
Impairment [Member]
Schedule of Details of Cryptocurrencies [Line Items]
Beginning balances		(942)	(6)	(4)
Additions		(3,752)	(936)	(2)
Ending balances		(4,694)	(942)	(6)
Impairment [Member] | Other than USD Coin [Member]
Schedule of Details of Cryptocurrencies [Line Items]
Beginning balances		(942)	(6)	(4)
Additions		(3,752)	(936)	(2)
Ending balances		$ (4,694)	$ (942)	$ (6)

[1]	Represents Bitcoin pledged to BIT Group, a related party for loan collateral purposes.